Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000
Previously Paid Amount	0.00
Total Fee Amount	88.03
Total Offset Amount	0.00
Net Fee	88.03
Narrative - Max Aggregate Offering Price	$ 575,000
Final Prospectus	true